Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 9,328
2026	9,328
2027	9,328
2028	9,328
2029	9,328
2030 and thereafter	104,944
Total	$ 151,584